INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12: INTANGIBLE ASSETS

Prior to September 30, 2013, patents, technology and other intangibles with contractual terms were generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Prior to any impairment adjustment, intangible assets consisted of the following:

	September 30,	December 31,
	2013	2012

Patents	$3,563,541	$3,553,651
Accumulated Amortization	(401,768)	(135,030)
Intangible Assets, Net	$3,161,773	$3,418,621

Amortization expense totaled $266,738 and $55,288 for the nine months ended September 30, 2013 and 2012, respectively.

NOTE 6: INTANGIBLE ASSETS

Prior to December 31, 2012, patents, technology and other intangibles with contractual terms were generally amortized over their respective legal or contractual lives. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Prior to any impairment adjustment, intangible assets consisted of the following:

	December 31,	December 31,
	2012	2011

Patents	$—	$157,865
Domains	—	440
Accumulated Amortization	—	(10,397)
Intangible Assets, Net	$—	$147,908

Amortization expense totaled $0 and $7,558 for the years ended December 31, 2012 and 2011, respectively.

Due to the Company’s recurring losses, its patents were evaluated for impairment and it was determined that at December 31, 2011, future cash flows were insufficient for recoverability of the asset. The Company recognized impairment losses of $0 and $147,908 during the years ended December 31, 2012 and 2011, respectively.